SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2025
SEGMENT REPORTING
Schedule of components of net revenues

	Year ended December 31, 2025
			Corporate and
	Product sales	Services	Unallocated	Consolidated

Revenues
Revenue recognized at a point in time	$215,555	$—	$—	$215,555
Revenue recognized over time	220	8,540	—	8,760
Cost of revenues	76,683	1,756	—	78,439
Gross profit	139,092	6,784	—	145,876
Fulfillment	11,992	4,601	—	16,593
Selling and marketing	102,478	—	20	102,498
General and administrative	15,854	1,705	2,003	19,562
Other operating income, net	(58)	(685)	—	(743)
Income / (loss) from operations	8,826	1,163	(2,023)	7,966
Interest income	7	—	—	7
Interest expense	(17)	—	—	(17)
Other income, net	246	16	—	262
Total other income	236	16	—	252
Income / (loss) before income tax	$9,062	$1,179	$(2,023)	$8,218

	Year ended December 31, 2024
			Corporate and
	Product sales	Services	Unallocated	Consolidated

Revenues
Revenue recognized at a point in time	$242,446	$—	$—	$242,446
Revenue recognized over time	1,254	11,587	—	12,841
Cost of revenues	98,926	2,869	—	101,795
Gross profit	144,774	8,718	—	153,492
Fulfillment	12,308	6,624	—	18,932
Selling and marketing	111,825	—	94	111,919
General and administrative	22,506	1,381	1,848	25,735
Other operating income, net	(214)	(662)	—	(876)
(Loss) / income from operations	(1,651)	1,375	(1,942)	(2,218)
Interest income	53	37	—	90
Other (expense) / income, net	(472)	72	—	(400)
Total other (loss) / income	(419)	109	—	(310)
(Loss) / income before income tax	$(2,070)	$1,484	$(1,942)	$(2,528)

	Year ended December 31, 2023
			Corporate and
	Product sales	Services	Unallocated	Consolidated

Revenues
Revenue recognized at a point in time	$615,341	$—	$—	$615,341
Revenue recognized over time	1,899	12,188	—	14,087
Cost of revenues	265,964	3,532	—	269,496
Gross profit	351,276	8,656	—	359,932
Fulfillment	29,580	5,336	—	34,916
Selling and marketing	302,245	415	34	302,694
General and administrative	29,138	1,725	3,215	34,078
Other operating income, net	(351)	(1,010)	—	(1,361)
(Loss) / income from operations	(9,336)	2,190	(3,249)	(10,395)
Interest income	270	80	—	350
Interest expense	—	(4)	—	(4)
Other income, net	485	14	—	499
Total other income	755	90	—	845
(Loss) / income before income tax	$(8,581)	$2,280	$(3,249)	$(9,550)

Summary of total revenues by geographic location

	Years ended December 31,
	2023		2024		2025
	Revenues	%	Revenues	%	Revenues	%

Europe	$313,559	49.8	$96,085	37.6	$62,666	27.9
North America	235,974	37.5	119,513	46.8	133,030	59.3
Other countries	79,895	12.7	39,689	15.6	28,619	12.8
Total revenues	$629,428	100.0	$255,287	100.0	$224,315	100.0